Stock-based compensation plans - Summary of the restricted stock unit plan during the fiscal years (Detail) - Restricted share units [member] - shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of the fiscal year	[1]	15,089,851	8,255,925	2,443,150
Units granted	[1]	8,885,104	10,215,944	6,913,640
Adjustment of the number of shares to be delivered	[1]	493,816
Vesting	[1]	(5,250,576)	(2,746,775)	(757,040)
Forfeited	[1]	(1,370,809)	(635,243)	(343,825)
Outstanding at end of the fiscal year	[1]	17,847,386	15,089,851	8,255,925

[1]	The outstanding number of rights (shares) at the beginning and end of the fiscal year represents the number of shares of Sony Group Corporation’s common stock to be delivered upon vesting of the restricted stock units.